General and Administrative (Tables)	12 Months Ended
Dec. 31, 2023
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Summary of General and Administrative Expense

	Years Ended December 31

(in thousands)	2023	2022

Corporate

Salaries and benefits	$14,127	$14,895

Depreciation	1,026	1,154

Professional fees	3,346	1,680

Business travel	1,141	950

Director fees	1,095	1,109

Business taxes	798	840

Audit and regulatory	3,211	2,845

Insurance	2,052	2,135

Other	3,964	3,469

General and administrative - corporate	$30,760	$29,077

Subsidiaries

Salaries and benefits	$4,287	$4,327

Depreciation	466	434

Professional fees	607	539

Business travel	346	242

Director fees	199	200

Business taxes	238	276

Insurance	46	44

Other	1,216	692

General and administrative - subsidiaries	$7,405	$6,754

Consolidated general and administrative	$38,165	$35,831